Significant events	12 Months Ended
Dec. 31, 2025
Significant events
Significant events

2.           Significant events

2025

a)	Master Development Program (2026-2030)

On December 18, 2025, GACN, announced that it has received approval of the Master Development Program (MDP) for each of its airports for the 2026–2030 period, granted by the Ministry of Infrastructure, Communications and Transportation (SICT) through the Federal Civil Aviation Agency (AFAC).

The 2026–2030 Master Development Programs contemplate committed investments of Ps.16,005,044, expressed in December 2024 pesos, aimed at comprehensively strengthening the infrastructure and operations of GACN’s airport network.

b)	Debt issuance

On June 27, 2025, GACN, completed the issuance of long-term notes in the Mexican market for an aggregate amount of Ps.2,750,000 (the “Issuances”).

The Issuances are the following:

1)	Ps. 820,000 in 3-year Notes (ticker: OMA 25) at a variable rate of TIIE de Fondeo plus 45 basis points. The Notes will pay interest every 28 days, and principal amount will be paid at maturity on June 23, 2028.
2)	Ps. 1,930,000 in 7-year Notes (ticker: OMA 25-2) at a fixed rate of 9.34%. The Notes will pay interest every 182 days, and principal amount will be paid at maturity on June 18, 2032.

The proceeds from the issuances were used to repay Ps.600,000 short-term loans and the remaining funds committed investments under the 2021-2025 Master Development Program and for general corporate purposes, including working capital.

2024

c)	Short-term loans

GACN obtained short-term loans for an aggregate amount of Ps. 600,000. Proceeds were used to support working capital needs and strengthen the Company’s liquidity position. The loans have maturities of three and six months and a weighted average annual interest rate of TIIE 28 plus 60 basis points. Through these financings, GACN continues to maintain a solid capital structure.